Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2019	Dec. 31, 2018	Jan. 31, 2018	Dec. 31, 2017	Oct. 31, 2018	Sep. 30, 2018
Disclosure of operating segments [line items]
Net interest income (loss)		$ 5,860		$ 5,430
Non-interest income (loss)		4,138		3,945
Total revenue		9,998		9,375
Provision for (recovery of) credit losses		850		693
Insurance claims and related expenses		702		575
Total non-interest expenses		5,855		4,861
Income before income taxes and equity in net income of an investment in TD Ameritrade		2,591		3,246
Provision for (recovery of) income taxes		503		1,040
Net income (loss)	[1]	2,410		2,353
Total assets		1,322,506		1,261,316		$ 1,334,903
TD Ameritrade [member]
Disclosure of operating segments [line items]
Total revenue			$ 2,003		$ 1,598
Provision for (recovery of) income taxes			230		8
Equity in net income of an investment in TD Ameritrade		322		147
Net income (loss)			798		$ 377
Total assets			$ 48,867				$ 49,393
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		3,044		2,825
Non-interest income (loss)		2,944		2,725
Total revenue		5,988		5,550
Provision for (recovery of) credit losses		310		270
Insurance claims and related expenses		702		575
Total non-interest expenses		3,084		2,311
Income before income taxes and equity in net income of an investment in TD Ameritrade		1,892		2,394
Provision for (recovery of) income taxes		513		637
Net income (loss)		1,379		1,757
Total assets		434,994		409,161
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,247		1,940
Non-interest income (loss)		701		703
Total revenue		2,948		2,643
Provision for (recovery of) credit losses		306		247
Total non-interest expenses		1,611		1,447
Income before income taxes and equity in net income of an investment in TD Ameritrade		1,031		949
Provision for (recovery of) income taxes		102		103
Net income (loss)		1,240		952
Total assets		415,611		382,532
U.S. Retail [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		311		106
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		173		329
Non-interest income (loss)		409		561
Total revenue		582		890
Provision for (recovery of) credit losses		7		(7)
Total non-interest expenses		602		526
Income before income taxes and equity in net income of an investment in TD Ameritrade		(27)		371
Provision for (recovery of) income taxes		(10)		93
Net income (loss)		(17)		278
Total assets		407,624		410,583
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		396		336
Non-interest income (loss)		84		(44)
Total revenue		480		292
Provision for (recovery of) credit losses		227		183
Total non-interest expenses		558		577
Income before income taxes and equity in net income of an investment in TD Ameritrade		(305)		(468)
Provision for (recovery of) income taxes		(102)		207
Net income (loss)		(192)		(634)
Total assets		64,277		59,040
Corporate [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		$ 11		$ 41

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.